SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, By Segment
	Three months ended March 31
	2026		2025
Clinical trials and other payments to R&D-related service providers	$891		$156
R&D payroll and related expenses, other than share-based compensation	263		369
R&D share-based compensation expense	130		-
G&A payroll and related expenses, other than share-based compensation	241		332
G&A share-based compensation expenses	215		21
Professional services	783		525
Depreciation expenses	2		4
Other segment expenses (*)	224		243
Operating loss	2,749		1,650
Interest income	(32)		(2)
Interest expense	-		11
Other financing expense (income), net	16		76
Income taxes		**	**
Net loss	$2,733		$1,735

Segment assets	$4,602		$8,308
Expenditures for segment assets	-		(6)
Segment liabilities	$4,311		$5,722

(*)	Other segment expenses include mainly general and administrative-related expenses, such as rent and maintenance expenses, travel and HR expenses.
(**)	Represents an amount less than $1

	Year ended December 31
	2025	2024
Clinical trials and other services from R&D-related service providers	$5,030	$1,893
R&D payroll and related expenses, other than share-based compensation	1,801	1,231
R&D share-based compensation expenses	-	2,424
G&A payroll and related expenses, other than share-based compensation	1,527	1,154
G&A share-based compensation expenses	134	3,438
Professional services	2,103	1,632
Depreciation expenses	14	25
Other segment expenses (*)	1,023	774
Operating loss	11,632	12,571
Interest income	(155)	(28)
Interest expense	13	27
Other financing expense, net	419	3,939
Income taxes	3	10
Net loss	$11,912	$16,519

Segment assets	$7,215	$2,863
Expenditures for segment assets	$(9)	$(22)
Segment liabilities	$4,612	$6,852

(*) Other segment expenses include mainly general and administrative-related expenses, such as rent and maintenance expenses, travel and HR expenses.